INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentage	100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage	81.00%	78.00%	69.00%
India [Member]
Segment Reporting Information [Line Items]
Percentage	3.00%	7.00%	14.00%
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Percentage	10.00%	8.00%	8.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	5.00%	5.00%	7.00%
Israel [Member]
Segment Reporting Information [Line Items]
Percentage	1.00%	2.00%	2.00%